ACQUISITIONS / BUSINESS COMBINATION (Details) - USD ($)	May 12, 2021	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Asset Acquisition [Line Items]
Inventory		$ 6,607,000	$ 4,817,000	$ 959,748
Property and equipment		1,187,000	1,220,000	321,288
Intangible assets		$ 3,626,000	$ 811,000	$ 99,002
Kore [Member]
Asset Acquisition [Line Items]
Accounts receivable	$ 465,000
Prepaid expenses	165,000
Inventory	82,000
Property and equipment	180,000
Intangible assets	2,810,000
Total acquired assets	$ 3,702,000